Weighted Average Useful Life for Each Component of Other Intangible Assets (Detail) (Other intangible assets)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	8 years 1 month 6 days
Channel relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	10 years
Trade association
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	10 years
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	2 years 8 months 12 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	8 years 2 months 12 days
Covenants-not-to-compete
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	2 years 10 months 24 days